Finance and Other Income - Summary of Finance and Other Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous other comprehensive income [abstract]
Bank interest receivable	£ 23	£ 10	£ 129
Accretion on U.S Treasury Bills	203
Net foreign exchange gains	1,046
Total Finance and other income	£ 1,272	£ 10	£ 129